FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31, 2011
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		APRIL 18, 2011
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	22 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 333,320.9013 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                COL      COL      COL       COL             COL   COL  COL
 1                  2        3        4          5             6     7    8
______________________________________________________________________________
	         Title of           Value      SHARE  SH/PUT   Inv   Othr Vote
Name of Issuer	  Class   ID_CUSIP  (x$1000)   PRN MT PRN/CALL Discr Mgrs Auth
______________________________________________________________________________
APPLE INC	com shr	 037833100  28403.36125  81,500	 SH   YES   None Sole
AMAZON.COM INC	com shr	 023135106  15815.414    87,800	 SH   YES   None Sole
ABERCROM & FIT  com CLA	 002896207  23885.03    406,900	 SH   YES   None Sole
BB&T CORP	com shr	 054937107  18635.805   678,900	 SH   YES   None Sole
BLACKROCK INC	com shr	 09247X101   2010.1	 10,000	 SH   YES   None Sole
CAPITAL ONE FINLcom shr	 14040H105  22098.588   425,300	 SH   YES   None Sole
COACH INC	com shr	 189754104   8066.2     155,000	 SH   YES   None Sole
DOLLAR TREE INC	com shr  256746108   4691.44	 84,500	 SH   YES   None Sole
ESTEE LAUDER 	com CLA	 518439104  21083.568   218,800	 SH   YES   None Sole
GOOGLE INC	com CLA  38259P508  14434.296	 24,600	 SH   YES   None Sole
HARRY WINSTON   com shr	 41587B100    809	 50,000	 SH   YES   None Sole
JPMORGAN CHASE 	com shr	 46625H100  21680.83	470,300	 SH   YES   None Sole
COCA-COLA       com shr  191216100  24870.866	374,900	 SH   YES   None Sole
MCDONALD'S CORP	com shr	 580135101  24508.589	322,100	 SH   YES   None Sole
NIKE INC 	com CLB	 654106103  21771.32	287,600	 SH   YES   None Sole
PNC FINL SERV	com shr	 693475105  16358.503	259,700	 SH   YES   None Sole
STARBUCKS CORP	com shr	 855244109  1108.5	 30,000	 SH   YES   None Sole
TIFFANY & CO	com shr	 886547108 14954.496	243,400	 SH   YES   None Sole
TJX COMPANIES 	com shr	 872540109  8921.562	179,400	 SH   YES   None Sole
TATA MOTORS 	spon adr 876568502   7225.4	260,000	 SH   YES   None Sole
WELLS FARGO 	com shr	 949746101  20684.433	652,300	 SH   YES   None Sole
YUM! BRANDS INC	com shr	 988498101  11303.6	220,000	 SH   YES   None Sole